Warrants (Details) - USD ($)		1 Months Ended	6 Months Ended	9 Months Ended
	Jun. 08, 2018	Apr. 27, 2018	Jun. 30, 2018	Mar. 31, 2019	Dec. 31, 2017
Warrants (Textual)
Common stock issued			12,750,307	13,090,585	5,833,333
Fair value of warrants issued			$ 203,615
Weighted-average exercise price				$ 1.50
Warrants [Member]
Warrants (Textual)
Common stock issued	79,449	212,665
Fair value of warrants issued			$ 203,615
Fair value of expected stock price volatility			44.50%
Fair value of risk-free interest rate			2.86%
Fair value of expected life term			6 years
Weighted-average exercise price	$ 1.50	$ 1.50	$ 1.50